Shareholder Report, Average Annual Return (Details)	12 Months Ended
Jul. 31, 2026
C000266464 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	8.64%
Solactive GBS United States 1000 Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	9.63%